Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES, NET	$ 87,439,981	$ 127,569,613	$ 123,599,232
COST OF GOODS SOLD	(50,148,318)	(88,299,242)	(82,229,209)
GROSS PROFIT	37,291,663	39,270,371	41,370,023
OPERATING EXPENSE:
Research and development	(7,621,559)	(4,995,940)	(4,265,176)
Selling and marketing	(16,674,434)	(21,237,864)	(13,335,950)
General and administrative	(54,392,589)	(57,683,262)	(35,381,496)
Impairment of goodwill	(9,716,799)		(496,981)
Impairment of long-lived assets	(6,061,289)	(24,135,226)	(942,591)
TOTAL OPERATING EXPENSE	(94,466,670)	(108,052,292)	(54,422,194)
LOSS FROM OPERATIONS	(57,175,007)	(68,781,921)	(13,052,171)
OTHER INCOME (EXPENSE):
Interest income	8,690,914	10,046,204	9,984,558
Interest expense	(1,886,319)	(2,195,618)	(1,327,341)
Change in fair value of contingent consideration		2,693,000	1,803,000
Government grants	1,873,209	1,620,632	2,017,551
Other (loss) income, net	(43,135,872)	537,966	4,047,074
TOTAL OTHER (EXPENSE) INCOME , NET	(34,458,068)	12,702,184	16,524,842
(LOSS) INCOME BEFORE INCOME TAXES	(91,633,075)	(56,079,737)	3,472,671
INCOME TAX (EXPENSE) BENEFIT	(3,936,867)	5,129,391	(1,802,904)
NET (LOSS) INCOME	(95,569,942)	(50,950,346)	1,669,767
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(1,685,969)	(454,683)	1,662,635
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS	(93,883,973)	(50,495,663)	7,132
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	12,360,728	(11,127,149)	(8,636,827)
COMPREHENSIVE LOSS	$ (83,209,214)	$ (62,077,495)	$ (6,967,060)
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC (in Shares)	83,611,267	86,317,058	78,781,094
WEIGHTED AVERAGE SHARES OUTSTANDING DILUTED (in Shares)	83,611,267	86,317,058	79,902,891
NET (LOSS) INCOME PER SHARE, BASIC (in Dollars per share)	$ (1.14)	$ (0.59)	$ 0.02
NET (LOSS) INCOME PER SHARE, DILUTED (in Dollars per share)	(1.14)	(0.59)	0.02
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS PER SHARE, BASIC (in Dollars per share)	(1.12)	(0.59)	0
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS PER SHARE, DILUTED (in Dollars per share)	$ (1.12)	$ (0.59)	$ 0